Consolidated statement of comprehensive loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating expenses
Research and development	$ (35,016)	$ (29,821)	$ (20,484)
General and administration	(15,296)	(11,401)	(10,070)
Loss from operations	(50,312)	(41,222)	(30,554)
Finance income	9,873	8,978	1,166
Finance expense	(717)	(723)	(123)
Movement of expected credit loss	66	1	(121)
Foreign exchange gain/(loss)	2,129	(2,621)	7,176
Total other income	11,351	5,635	8,098
Loss before tax	(38,961)	(35,587)	(22,456)
Tax charge/(credit)	0	0	0
Loss for the year	(38,961)	(35,587)	(22,456)
Items that may be reclassified to profit or loss
Fair value movement on marketable securities	(173)	(95)	558
Currency translation adjustment	(2,054)	2,528	(7,132)
Total comprehensive loss for the year	(41,188)	(33,154)	(29,030)
Attributable to owners:
Loss for the year	(38,961)	(35,587)	(22,456)
Total comprehensive loss for the year	$ (41,188)	$ (33,154)	$ (29,030)
Loss per share
Basic loss per share (in dollars per share)	$ (0.75)	$ (0.68)	$ (0.43)
Diluted loss per share (in dollars per share)	$ (0.75)	$ (0.68)	$ (0.43)